Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income - Financial assets at fair value through other comprehensive income, category [member]
	6 Months Ended		12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Jun. 30, 2024 USD ($)
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Balance	RM 38,368,829	$ 8,133,814	RM 12,819,747
Addition	26,888,040	5,700,000	50,492,301
Disposal	(14,548,082)	(3,084,050)	(27,423,012)
Fair value adjustment	(7,018,825)	(1,487,922)	2,378,581
Currency realignment	685,966	145,418	101,212
Balance	44,375,928	9,407,260	38,368,829
Treasure Global Inc. [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	13		36	$ 3
YY Group Holding Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	2,449,441			519,257
Listed equity security [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	2,449,454		36	519,260
Sagtec Global Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	7,962,634		7,746,738	1,688,000
YY Group Holding Limited One [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total			23,738,105
GlobexUS Holdings Corp [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	7,075,800		6,883,950	1,500,000
Fintech Scion Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	26,888,040			5,700,000
Unlisted equity securities [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Balance	38,368,829
Total	41,926,474		38,368,793	$ 8,888,000
Balance	RM 44,375,928	$ 9,407,260	RM 38,368,829